Other receivables and other assets	3 Months Ended
Mar. 31, 2025
Trade and other receivables [abstract]
Other receivables and other assets	Other receivables and other assets
Other receivables and other assets break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2024	AS OF MARCH 31, 2025
OTHER RECEIVABLES AND OTHER ASSETS
Prepaid expenses - non current	948	858
Total non-current other assets	948	858
Research tax credit ("CIR")	5,774	6,743
VAT receivables	9,841	11,980
Prepaid expenses	3,233	2,815
Credit notes	48	24
Total current other receivables and assets	18,896	21,563
Other receivables and other assets	19,843	22,422
Research tax credit (“CIR”)
The CIR is recognized as Other Operating Income in the year to which the eligible research expense relates. The Group received the payment of the CIR for the 2023 tax year in the amount of €4,493 thousand in the second half of 2024 and expects to receive the CIR for the 2024 tax year of €5,774 thousand in the second half of 2025. The additional CIR of €970 thousand recorded over the three-
month ended March 31, 2025 relates to research expenses incurred the period.

Prepaid expenses
Prepaid expenses as of March 31, 2025 include prepaid expenses related to CRO contracts for an amount of €1,445 thousand (see Note
9) and other expenses from various suppliers amounting to €2,228 thousand.